Mercedes-Benz Auto Receivables
T
rust 2020-1

Amounts in USD
Investor Report
Collection Period Ended
30-Sep-2023
Dates
30-Sep-2023
Actual/360 Days
31
30/360 Days
30
16-Oct-2023
15-Oct-2023
Collection Period No.
40
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2A, A-3 an
d
A-4 Notes (from... to)
1-Sep-2023
12-Oct-2023
13-Oct-2023
16-Oct-2023
15-Sep-2023
15-Sep-2023
Summary
Beginning
Balance
0.00
0.00
17,901,326.60
80,020,000.00
Principal
Payment
0.00
0.00
8,581,023.96
0.00
Ending
Balance
0.00
0.00
9,320,302.64
80,020,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
0.000000
24.405643
0.000000
Initial
Balance
278,000,000.00
351,600,000.00
351,600,000.00
80,020,000.00
Note
Factor
0.000000
0.000000
0.026508
1.000000
97,921,326.60
89,340,302.64
8,581,023.96
T
otal Note Balance
1,061,220,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
27,211,147.07
125,132,473.67
3,419,876.50
128,552,350.17
27,211,147.07
116,551,449.71
3,112,671.98
1
19,664,121.69
27,225,882.84
1,088,445,882.84
36,332,043.60
1,124,777,926.44
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
27,225,882.84
27,211,147.07
27,211,147.07
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.262750%
0.460000%
0.550000%
0.770000%
Interest
Payment
0.00
0.00
8,204.77
51,346.17
Interest per
$1000 Fac
e
Amount
0.000000
0.000000
0.023336
0.641667
Interest & Principal
Payment
0.00
0.00
8,589,228.73
51,346.17
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
0.000000
24.428978
0.641667
$8,640,574.90
T
otal
$59,550.94

Mercedes-Benz Auto Receivables
T
rust 2020-1

Amounts in USD
Investor Report
Collection Period Ended
30-Sep-2023
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
9,254,473.09
0.00
9,254,473.09
8,634,714.85
427,626.01
109,831.43
32,394.21
0.00
0.00
49,906.59
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
107,126.96
0.00
0.00
59,550.94
0.00
0.00
8,581,023.96
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
9,254,473.09
506,771.23
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
107,126.96
0.00
0.00
0.00
107,126.96
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
59,550.94
0.00
0.00
8,204.77
51,346.17
0.00
0.00
0.00
0.00
0.00
59,550.94
0.00
0.00
8,204.77
51,346.17
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
59,550.94
59,550.94
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
8,581,023.96
0.00
0.00
0.00
8,581,023.96
Aggregate Principal Distributabl
e
Amount
8,581,023.96
8,581,023.96
0.00

Mercedes-Benz Auto Receivables
T
rust 2020-1

Amounts in USD
Investor Report
Collection Period Ended
30-Sep-2023
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
5,442,229.41
0.00
5,442,229.41
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
18,795.74
31,110.85
49,906.59
5,442,229.41
0.00
18,795.74
18,795.74
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2020-1

Amounts in USD
Investor Report
Collection Period Ended
30-Sep-2023
Pool Statistics
Pool Data
4.04%
20.69
48.67
Cutoff Date Pool Balance
Amount
1,124,777,926.44
Pool Balance beginning of Collection Period
128,552,350.17
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
119,664,121.69
10,165
10,476
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
35,214
6,537,947.14
2,096,767.71
0.00
253,513.63
Pool Factor
10.64%
3.82%
52.53
11.02

Mercedes-Benz Auto Receivables
T
rust 2020-1

Amounts in USD
Investor Report
Collection Period Ended
30-Sep-2023
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
10,165
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
99.13%
0.63%
0.17%
0.07%
100.00%
118,624,221.38
754,290.64
204,987.11
80,622.56
119,664,121.69
10,097
48
13
7
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.239%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
6,389.95
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
0.607%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
2,383,452.32
112,476.25
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
13
373
Losses
(1)
Amount
253,513.63
109,615.47
31,421.91
Number of Receivables
Number of Receivables
Amount
10,706,787.16
4,092,249.94
4,231,084.90
Current
Cumulative
0.212%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
1.088%
Prior Collection Period
0.690 % Second Prior
Collection
Period
0.200
%
Third
Prior
Collection
Period
0.449%